Employee Benefit Plan	12 Months Ended
Feb. 02, 2013
Employee Benefit Plan

(9) Employee Benefit Plan

Effective February 1, 2007, the Company implemented the Five Below 401(k) Retirement Savings Plan for all employees who have at least 1 year of service, worked at least 1,000 hours, and are 21 years of age. Employees can contribute up to the maximum amount allowed under law. The Company may make discretionary matching and profit sharing contributions, which vest over a period of 5 years from each employee’s commencement of employment with the Company. The Company made no discretionary contributions in fiscal 2011 and fiscal 2010. During fiscal 2012, the Company made $52,000 of discretionary contributions.